Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2015
Property Plant And Equipment [Abstract]
Advances for vessels under construction - related party

Advances for vessels under construction-related party
Balance as at January 1, 2015	$66,641
Additions	—
Transfer to vessels	(30,323)
Balance as at June 30, 2015	$36,318

Vessels, net
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2015	$1,396,735	$(276,665)	$1,120,070
Acquisition and improvements	134,173	-	134,173
Transfer from Advances for vessels under construction - related party	30,323	-	30,323
Depreciation for the period	-	(29,013	) (29,013)
Balance as at June 30, 2015	$1,561,231	$(305,678)	$1,255,553